BASIS OF PREPARATION AND SCOPE OF CONSOLIDATION	12 Months Ended
Dec. 31, 2025
Basis of Preparation and Scope of Consolidation [Abstract]
BASIS OF PREPARATION AND SCOPE OF CONSOLIDATION	BASIS OF PREPARATION AND SCOPE OF CONSOLIDATION
These Consolidated Financial Statements have been prepared in accordance with IFRS Accounting Standards ('IFRS') as issued by the International Accounting Standards Board ('IASB') and are referred to hereinafter as consolidated financial statements. They present the activities, assets and liabilities of Sunrise, as included in the scope of consolidation, and contain the financial information of the legal entities of Sunrise. Sunrise forms a separate group of legal entities in all years presented. All intercompany transactions and balances within Sunrise have been eliminated. Any respective material events occurring after 31 December 2025 are disclosed in Note 28.
These consolidated financial statements present the assets, liabilities, revenues, expenses and cash flows attributable to Sunrise. The consolidated financial statements have been prepared under the historical cost convention, unless otherwise indicated. The fair value of financial assets and liabilities is presented in Note 24. The consolidated financial statements have been prepared under the assumption of going concern. The presentation currency of these consolidated financial statements is the Swiss franc ('CHF'). Due to rounding, numbers presented throughout this report may not add up precisely to the totals provided. All ratios and variances are calculated using the precise underlying amount rather than the presented rounded amount. The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance-sheet date and the reported amounts of revenue and expenses during the fiscal period. These estimates are based on management’s best knowledge of current events and actions that Sunrise may undertake in the future. Please refer to Note 4 for further details. See Note 26 for additional disclosures regarding transactions with related parties. Following the spin-off from LG, Sunrise has revised its financial reporting and management structure to reflect its new status as an independent, publicly listed company. As part of this transition, Sunrise has redefined mappings and classifications within revenues, operating expenses and property, plant and equipment to better align with its strategic focus and operations. The modifications resulted exclusively in adjustments within the related line items, without altering the overall presentation of the Consolidated Statements of Income or Loss, Consolidated Statements of Financial Position, or Consolidated Statements of Cash Flows. To ensure comparability and consistency, all comparative figures for prior periods have been reclassified accordingly. Detailed explanations and reconciliations of these changes can be found in Notes 6, 7 and 14 to the consolidated financial statements.